UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Income Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 45.3%						$1,593,433,240
(Cost $1,641,251,728)
Consumer discretionary 6.8%						237,547,293
Auto components 0.4%
Johnson Controls, Inc.	5.500		01-15-16		7,211,000	7,335,411
The Goodyear Tire & Rubber Company	7.000		05-15-22		1,335,000	1,418,438
The Goodyear Tire & Rubber Company	8.750		08-15-20		2,495,000	2,971,545
Automobiles 1.0%
FCA US LLC	8.250		06-15-21		2,600,000	2,789,020
Ford Motor Company	4.750		01-15-43		8,800,000	8,339,179
Ford Motor Company	6.625		10-01-28		9,828,000	11,416,824
General Motors Financial Company, Inc.	4.375		09-25-21		7,655,000	7,723,910
Volkswagen International Finance NV (S)	1.150		11-20-15		2,685,000	2,687,280
Hotels, restaurants and leisure 0.4%
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	11,146,000	2,802,904
New Red Finance, Inc. (S)	4.625		01-15-22		11,755,000	11,813,775
Internet and catalog retail 0.5%
QVC, Inc.	4.450		02-15-25		10,305,000	9,616,183
QVC, Inc.	5.950		03-15-43		8,760,000	8,027,060
Media 2.9%
21st Century Fox America, Inc.	6.200		12-15-34		5,645,000	6,336,879
Cablevision Systems Corp.	8.000		04-15-20		6,700,000	7,252,750
Cablevision Systems Corp.	8.625		09-15-17		4,905,000	5,358,713
CBS Corp.	3.500		01-15-25		15,850,000	15,017,083
CCO Holdings LLC	5.750		01-15-24		18,485,000	18,854,700
CCO Holdings LLC	7.000		01-15-19		1,402,000	1,447,565
DISH DBS Corp.	7.875		09-01-19		3,885,000	4,210,952
Lamar Media Corp.	5.000		05-01-23		4,515,000	4,481,138
LIN Television Corp. (S)	5.875		11-15-22		4,760,000	4,736,200
Outfront Media Capital LLC	5.625		02-15-24		810,000	829,238
Scripps Networks Interactive, Inc.	3.950		06-15-25		7,150,000	6,962,448
Sirius XM Radio, Inc. (S)	5.250		08-15-22		3,175,000	3,333,750
Sirius XM Radio, Inc. (S)	5.875		10-01-20		8,905,000	9,283,463
The Walt Disney Company	1.350		08-16-16		12,435,000	12,519,048
Virgin Media Secured Finance PLC	5.250		01-15-21		2,210,000	2,342,600
Multiline retail 0.2%
Macy's Retail Holdings, Inc.	7.875		08-15-36		6,800,000	7,155,504
Specialty retail 1.2%
L Brands, Inc.	5.625		10-15-23		13,385,000	14,255,025
L Brands, Inc.	6.950		03-01-33		8,800,000	9,196,000
The Home Depot, Inc.	5.400		03-01-16		8,663,000	8,872,133
The Men's Wearhouse, Inc.	7.000		07-01-22		9,910,000	10,479,825
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500		12-15-22		7,700,000	7,680,750
Consumer staples 3.7%						129,338,134
Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc.	9.750		11-17-15	BRL	14,550,000	3,911,668
Constellation Brands, Inc.	3.750		05-01-21		6,920,000	6,980,550
Constellation Brands, Inc.	4.250		05-01-23		11,075,000	11,141,450
The Coca-Cola Company	1.150		04-01-18		6,620,000	6,586,556
The Coca-Cola Company	1.800		09-01-16		8,653,000	8,745,189

2SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food and staples retailing 0.8%
CVS Health Corp.	3.875		07-20-25		16,510,000	$16,881,310
Walgreens Boots Alliance, Inc.	3.800		11-18-24		11,565,000	11,298,866
Food products 1.3%
JBS Investments GmbH (S)	7.750		10-28-20		2,820,000	3,007,530
Kraft Heinz Foods Company (S)	3.950		07-15-25		15,340,000	15,563,044
Kraft Heinz Foods Company (S)	4.875		02-15-25		8,670,000	9,352,927
Post Holdings, Inc. (S)	6.750		12-01-21		10,185,000	10,248,656
TreeHouse Foods, Inc.	4.875		03-15-22		4,521,000	4,487,093
Tyson Foods, Inc.	6.600		04-01-16		3,220,000	3,320,770
Household products 0.3%
Kimberly-Clark Corp. (S)	4.279		12-21-15		9,815,000	9,927,028
Tobacco 0.2%
Philip Morris International, Inc.	2.500		05-16-16		7,785,000	7,885,497
Energy 1.0%						34,740,487
Oil, gas and consumable fuels 1.0%
Chevron Corp.	1.718		06-24-18		4,990,000	5,006,287
Exxon Mobil Corp.	2.709		03-06-25		12,745,000	12,419,302
Petroleos Mexicanos	6.000		03-05-20		2,685,000	2,925,308
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	91,098,500	5,600,368
The Williams Companies, Inc.	4.550		06-24-24		9,930,000	8,789,222
Financials 12.6%						444,919,873
Banks 9.1%
Asian Development Bank	3.250		07-20-17	NZD	11,375,000	7,255,024
Asian Development Bank	4.625		03-06-19	NZD	4,710,000	3,135,263
Asian Development Bank	5.000		03-09-22	AUD	9,245,000	7,422,698
Bancolombia SA	5.950		06-03-21		5,995,000	6,377,181
Bank of America Corp. (P)	0.932		12-01-26		4,405,000	3,854,617
Bank of Montreal	1.400		09-11-17		5,655,000	5,656,928
Canadian Imperial Bank of Commerce	0.900		10-01-15		4,363,000	4,364,728
Canadian Imperial Bank of Commerce	2.350		12-11-15		7,590,000	7,627,282
Citigroup, Inc.	6.250		06-29-17	NZD	9,880,000	6,569,574
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		4,350,000	4,273,875
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		14,615,000	13,409,263
Inter-American Development Bank	6.500		08-20-19	AUD	12,860,000	10,566,307
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	17,190,000	2,124,484
International Bank for Reconstruction & Development	2.375		03-02-17	NOK	34,490,000	4,261,700
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	41,910,000	5,638,606
International Bank for Reconstruction & Development	4.500		08-16-16	NZD	9,400,000	6,049,504
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,295,000	10,847,029
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	19,415,000	13,092,551
International Finance Corp.	3.250		07-22-19	AUD	17,850,000	13,098,028
International Finance Corp.	3.625		05-20-20	NZD	12,725,000	8,184,959
International Finance Corp.	3.875		02-26-18	NZD	10,482,000	6,784,758
International Finance Corp.	10.000		06-12-17	BRL	10,735,000	2,887,215
KFW	6.000		01-19-16	AUD	11,500,000	8,300,344
KFW	6.000		08-20-20	AUD	14,600,000	11,998,882
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	13,570,000	10,316,101
National Australia Bank, Ltd.	1.875		07-23-18		4,975,000	4,974,503
National Australia Bank, Ltd.	6.000		02-15-17	AUD	11,780,000	8,813,583

SEE NOTES TO FUND'S INVESTMENTS3

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		7,100,000	$7,244,435
Regions Financial Corp.	7.375		12-10-37		4,085,000	5,091,499
Royal Bank of Canada	0.597		06-21-16		9,000,000	9,019,899
Royal Bank of Canada (P)	0.649		03-08-16		5,608,000	5,613,973
Royal Bank of Canada	1.200		01-23-17		11,490,000	11,509,027
Royal Bank of Canada	2.625		12-15-15		8,700,000	8,751,965
Synovus Financial Corp.	5.125		06-15-17		10,025,000	10,330,763
Synovus Financial Corp.	7.875		02-15-19		3,111,000	3,507,653
The Bank of Nova Scotia	0.535		12-31-15		6,375,000	6,376,932
The Bank of Nova Scotia (P)	0.809		07-15-16		4,560,000	4,572,672
The Bank of Nova Scotia	1.250		04-11-17		6,325,000	6,307,948
The Bank of Nova Scotia	2.900		03-29-16		7,165,000	7,260,631
The Toronto-Dominion Bank (P)	0.456		07-13-16		3,880,000	3,881,486
Westpac Banking Corp.	2.000		08-14-17		6,400,000	6,472,787
Westpac Banking Corp.	3.000		12-09-15		10,325,000	10,396,428
Westpac Banking Corp.	5.000		10-21-19	GBP	2,280,000	3,890,475
Westpac Banking Corp.	7.250		02-11-20	AUD	5,000,000	4,180,738
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		7,675,000	7,275,900
Capital markets 0.4%
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	12,250,000	8,925,975
The Goldman Sachs Group, Inc. (P)	1.085		12-15-17		7,000,000	7,017,129
Consumer finance 0.1%
Discover Financial Services	5.200		04-27-22		3,100,000	3,269,815
Diversified financial services 0.9%
General Electric Capital Corp.	4.250		01-17-18	NZD	5,330,000	3,455,736
General Electric Capital Corp.	4.875		04-05-16	SEK	69,000,000	8,380,900
General Electric Capital Corp.	6.250		09-29-20	GBP	1,570,000	2,839,298
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22		14,090,000	16,255,633
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58		7,365,000	9,721,800
MetLife, Inc.	6.400		12-15-36		7,690,000	8,449,388
Metropolitan Life Global Funding I	1.000		04-10-17		5,000,000	4,997,900
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		9,825,000	10,365,375
Real estate investment trusts 0.9%
American Tower Corp.	4.700		03-15-22		3,640,000	3,805,995
Corrections Corp. of America	4.125		04-01-20		9,996,000	10,045,980
Crown Castle Towers LLC (S)	4.883		08-15-20		5,718,000	6,135,488
Hongkong Land Treasury SG	3.860		12-29-17	SGD	4,000,000	2,950,212
Host Hotels & Resorts LP	4.750		03-01-23		8,050,000	8,375,759
Real estate management and development 0.3%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	14,250,000	10,357,292
Health care 9.0%						315,560,486
Biotechnology 0.5%
Abbott Laboratories	2.950		03-15-25		17,480,000	16,864,075
Health care providers and services 4.4%
Cardinal Health, Inc.	3.750		09-15-25		4,524,000	4,530,343
Community Health Systems, Inc.	6.875		02-01-22		10,000,000	10,637,500

4SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Community Health Systems, Inc.	7.125		07-15-20	7,220,000	$7,635,150
DaVita HealthCare Partners, Inc.	5.125		07-15-24	17,915,000	17,836,622
Express Scripts Holding Company	3.500		06-15-24	16,911,000	16,254,211
HCA, Inc.	5.000		03-15-24	12,118,000	12,405,803
HCA, Inc.	5.375		02-01-25	5,010,000	5,085,150
HCA, Inc.	7.500		02-15-22	10,400,000	11,930,776
HCA, Inc.	8.000		10-01-18	2,135,000	2,449,913
Quest Diagnostics, Inc.	4.250		04-01-24	5,645,000	5,728,111
Tenet Healthcare Corp.	4.375		10-01-21	15,988,000	15,928,045
Tenet Healthcare Corp.	6.000		10-01-20	10,080,000	10,785,600
UnitedHealth Group, Inc.	1.900		07-16-18	1,936,000	1,941,012
UnitedHealth Group, Inc.	3.750		07-15-25	14,020,000	14,351,251
UnitedHealth Group, Inc.	6.000		02-15-18	6,250,000	6,885,844
WellCare Health Plans, Inc.	5.750		11-15-20	9,049,000	9,490,139
Pharmaceuticals 4.1%
AbbVie, Inc. (P)	1.061		11-06-15	4,185,000	4,187,101
AbbVie, Inc.	3.600		05-14-25	11,660,000	11,465,465
Actavis Funding SCS	3.450		03-15-22	13,880,000	13,576,097
Actavis Funding SCS	3.800		03-15-25	4,385,000	4,247,964
Eli Lilly & Company	2.750		06-01-25	12,415,000	12,027,329
Endo Finance LLC (S)	5.750		01-15-22	6,740,000	6,891,650
Endo Finance LLC (S)	7.750		01-15-22	10,296,000	10,990,980
Forest Laboratories, Inc. (S)	4.875		02-15-21	12,150,000	12,976,164
Forest Laboratories, Inc. (S)	5.000		12-15-21	11,360,000	12,209,762
Grifols Worldwide Operations, Ltd.	5.250		04-01-22	9,000,000	9,146,250
Mallinckrodt International Finance SA (S)	5.750		08-01-22	8,155,000	8,328,294
Merck & Company, Inc. (P)	0.515		05-18-16	3,215,000	3,216,180
Merck & Company, Inc.	1.000		05-18-18	6,140,000	6,160,667
Merck & Company, Inc.	2.250		01-15-16	10,665,000	10,737,170
Merck & Company, Inc.	2.750		02-10-25	8,300,000	7,959,816
Pfizer, Inc.	1.500		06-15-18	10,731,000	10,700,052
Industrials 2.1%					73,156,164
Aerospace and defense 1.3%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	20,185,000	20,841,013
Huntington Ingalls Industries, Inc.	7.125		03-15-21	7,404,000	7,838,985
Lockheed Martin Corp.	2.900		03-01-25	17,246,000	16,279,914
Airlines 0.2%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23	2,098,246	2,386,755
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	4,012,636	4,604,500
Construction and engineering 0.2%
AECOM (S)	5.750		10-15-22	7,598,000	7,635,990
Industrial conglomerates 0.3%
3M Company	3.000		08-07-25	8,815,000	8,807,692
Road and rail 0.1%
Norfolk Southern Corp.	5.750		01-15-16	4,680,000	4,761,315
Information technology 3.2%					113,295,865
Electronic equipment, instruments and components 0.6%
Zebra Technologies Corp. (S)	7.250		10-15-22	18,580,000	19,880,600

SEE NOTES TO FUND'S INVESTMENTS5

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
IT services 0.5%
IBM Corp. (P)	0.374		02-05-16		3,985,000	$3,985,084
IBM Corp. (P)	0.491		02-06-18		7,620,000	7,604,280
IBM Corp.	2.750		12-21-20	GBP	4,025,000	6,277,711
Semiconductors and semiconductor equipment 0.3%
Micron Technology, Inc.	5.875		02-15-22		10,330,000	10,175,050
Software 0.2%
Oracle Corp.	5.250		01-15-16		6,935,000	7,055,607
Technology hardware, storage and peripherals 1.6%
Apple, Inc.	0.450		05-03-16		17,700,000	17,721,081
Apple, Inc.	3.200		05-13-25		30,967,000	30,780,331
Hewlett-Packard Company	2.650		06-01-16		9,710,000	9,816,121
Materials 2.3%						81,609,400
Construction materials 0.7%
Cemex Finance LLC (S)	9.375		10-12-22		8,115,000	9,068,513
Cemex SAB de CV (S)	6.125		05-05-25		14,450,000	13,799,750
Containers and packaging 1.4%
Ball Corp.	4.000		11-15-23		14,270,000	13,449,475
Crown Americas LLC	4.500		01-15-23		8,100,000	7,927,875
Crown Cork & Seal Company, Inc.	7.375		12-15-26		2,273,000	2,517,348
Sealed Air Corp. (S)	4.875		12-01-22		8,875,000	8,875,000
Sealed Air Corp. (S)	5.125		12-01-24		5,775,000	5,843,549
Sealed Air Corp. (S)	6.500		12-01-20		11,010,000	12,193,575
Metals and mining 0.2%
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,985,000	4,991,886
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		2,400,000	2,942,429
Telecommunication services 1.6%						57,635,311
Diversified telecommunication services 1.1%
Frontier Communications Corp.	7.125		03-15-19		2,770,000	2,832,325
Frontier Communications Corp.	7.125		01-15-23		10,310,000	9,309,930
Frontier Communications Corp.	9.250		07-01-21		1,665,000	1,710,788
T-Mobile USA, Inc.	6.125		01-15-22		8,220,000	8,476,875
T-Mobile USA, Inc.	6.250		04-01-21		4,814,000	4,971,899
T-Mobile USA, Inc.	6.625		04-01-23		3,000,000	3,129,000
T-Mobile USA, Inc.	6.836		04-28-23		3,090,000	3,236,775
Verizon Communications, Inc.	4.272		01-15-36		7,617,000	6,821,488
Wireless telecommunication services 0.5%
America Movil SAB de CV	7.125		12-09-24	MXN	133,000,000	7,735,895
SBA Tower Trust (S)	5.101		04-17-17		4,770,000	4,925,922
Vodafone Group PLC (P)	0.718		02-19-16		4,490,000	4,484,414
Utilities 3.0%						105,630,227
Electric utilities 0.9%
E.ON International Finance BV	6.000		10-30-19	GBP	1,650,000	2,883,134
FirstEnergy Transmission LLC (S)	4.350		01-15-25		21,200,000	21,746,536
Talen Energy Supply LLC (S)	6.500		06-01-25		9,000,000	8,347,500
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	600,000	1,025,861
Independent power and renewable electricity producers 1.3%
Calpine Corp.	5.750		01-15-25		11,575,000	11,213,281

6SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Calpine Corp. (S)	5.875		01-15-24		1,082,000	$1,136,100
Calpine Corp. (S)	6.000		01-15-22		4,281,000	4,553,914
Dynegy, Inc.	5.875		06-01-23		6,225,000	5,944,875
Dynegy, Inc.	7.625		11-01-24		9,375,000	9,750,000
NRG Yield Operating LLC	5.375		08-15-24		7,380,000	7,103,250
TerraForm Power Operating LLC (S)	6.125		06-15-25		5,215,000	4,915,138
Multi-utilities 0.5%
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25		5,985,000	5,704,794
NiSource Finance Corp.	5.650		02-01-45		10,030,000	11,398,714
Water utilities 0.3%
American Water Capital Corp.	3.400		03-01-25		9,904,000	9,907,130
Convertible bonds 0.5%						$17,445,060
(Cost $15,871,788)
Consumer discretionary 0.1%						2,924,266
Household durables 0.1%
Jarden Corp.	1.125		03-15-34		2,525,000	2,924,266
Financials 0.1%						3,349,600
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000		04-01-20		2,120,000	3,349,600
Health care 0.2%						9,321,594
Health care providers and services 0.2%
Anthem, Inc.	2.750		10-15-42		4,955,000	9,321,594
Industrials 0.1%						1,849,600
Machinery 0.1%
Trinity Industries, Inc.	3.875		06-01-36		1,445,000	1,849,600
Foreign government obligations 22.5%						$792,941,608
(Cost $890,474,336)
Australia 3.8%						133,705,845
New South Wales Treasury Corp.	6.000		05-01-20	AUD	35,125,000	29,141,438
New South Wales Treasury Corp.	6.000		03-01-22	AUD	10,930,000	9,356,404
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	38,230,000	28,969,029
Queensland Treasury Corp.	5.500		06-21-21	AUD	28,365,000	23,316,836
Queensland Treasury Corp.	6.000		10-21-15	AUD	24,426,000	17,475,919
Queensland Treasury Corp.	6.000		04-21-16	AUD	34,883,000	25,446,219
Bermuda 0.3%						9,512,813
Government of Bermuda (S)	4.854		02-06-24		9,125,000	9,512,813
Canada 3.9%						138,760,807
Export Development Canada	3.500		02-20-18	NZD	9,440,000	6,052,475
Export Development Canada	4.875		01-24-19	NZD	9,630,000	6,447,706
Government of Canada	1.250		02-01-16	CAD	55,990,000	42,699,823
Government of Canada	1.250		03-01-18	CAD	18,950,000	14,682,505
Government of Canada	1.500		02-01-17	CAD	36,095,000	27,846,321
Government of Canada	1.500		03-01-20	CAD	46,101,000	36,369,540
Province of Quebec	6.750		11-09-15	NZD	7,310,000	4,662,437
Finland 0.1%						5,152,156
Nordic Investment Bank	1.375		07-15-20	NOK	42,390,000	5,152,156

SEE NOTES TO FUND'S INVESTMENTS7

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico 1.8%						$64,040,610
Government of Mexico	4.600		01-23-46		15,115,000	13,773,544
Government of Mexico	4.750		06-14-18	MXN	73,860,000	4,420,398
Government of Mexico	5.000		06-15-17	MXN	219,174,600	13,281,815
Government of Mexico	8.000		12-07-23	MXN	161,720,000	10,937,345
Government of Mexico	10.000		12-05-24	MXN	282,890,000	21,627,508
New Zealand 3.7%						129,513,551
Dominion of New Zealand	3.000		04-15-20	NZD	27,690,000	17,784,229
Dominion of New Zealand	5.000		03-15-19	NZD	48,935,000	33,517,072
Dominion of New Zealand	6.000		12-15-17	NZD	50,100,000	34,190,606
Dominion of New Zealand	6.000		05-15-21	NZD	49,715,000	36,849,255
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	10,610,000	7,172,389
Norway 1.5%						53,157,414
Government of Norway (S)	3.750		05-25-21	NOK	99,330,000	13,826,806
Government of Norway (S)	4.250		05-19-17	NOK	101,235,000	13,001,226
Government of Norway (S)	4.500		05-22-19	NOK	191,221,000	26,329,382
Peru 0.2%						7,956,550
Republic of Peru	7.350		07-21-25		6,265,000	7,956,550
Philippines 1.7%						58,480,174
Republic of Philippines	4.950		01-15-21	PHP	608,000,000	13,385,366
Republic of Philippines	5.875		12-16-20	PHP	609,320,800	14,596,010
Republic of Philippines	6.250		01-14-36	PHP	252,000,000	5,979,204
Republic of Philippines	6.500		04-28-21	PHP	678,000,000	16,536,252
Republic of Philippines	8.125		12-16-35	PHP	254,043,000	7,983,342
Singapore 2.1%						74,230,066
Republic of Singapore	2.375		04-01-17	SGD	33,200,000	24,012,561
Republic of Singapore	2.500		06-01-19	SGD	21,820,000	15,873,449
Republic of Singapore	3.250		09-01-20	SGD	46,330,000	34,344,056
South Korea 0.5%						19,325,987
Korea Treasury Bond Coupon Strips	3.286		09-10-18	KRW	1,205,430,000	966,571
Korea Treasury Bond Coupon Strips	3.287		03-10-18	KRW	1,205,430,000	976,603
Korea Treasury Bond Coupon Strips	3.296		03-10-17	KRW	1,205,430,000	994,248
Korea Treasury Bond Coupon Strips	3.297		09-10-17	KRW	1,205,430,000	985,440
Korea Treasury Bond Coupon Strips	3.309		09-10-16	KRW	1,205,430,000	1,002,619
Korea Treasury Bond Coupon Strips	3.315		03-10-16	KRW	1,205,430,000	1,010,820
Korea Treasury Bond Coupon Strips	3.326		09-10-15	KRW	1,205,430,000	1,018,784
Korea Treasury Bond Principal Strips	3.286		09-10-18	KRW	15,428,000,000	12,370,902
Sweden 1.8%						61,585,570
Kingdom of Sweden	1.500		11-13-23	SEK	189,490,000	24,112,188
Kingdom of Sweden	3.500		06-01-22	SEK	132,940,000	19,041,229
Kingdom of Sweden	5.000		12-01-20	SEK	124,030,000	18,432,153
Thailand 1.1%						37,520,065
Kingdom of Thailand	3.250		06-16-17	THB	1,305,300,000	37,520,065
Term loans (M) 4.0%						$139,777,894
(Cost $140,221,639)
Consumer discretionary 1.1%						37,313,089
Hotels, restaurants and leisure 0.8%
Four Seasons Holdings, Inc.	3.500		06-27-20	15,717,945		15,590,237
Hilton Worldwide Finance LLC	3.500		10-26-20	12,494,496		12,469,045

8SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.3%
The Men's Wearhouse, Inc.	4.500		06-18-21	9,248,027	$9,253,807
Consumer staples 0.5%					17,598,138
Food and staples retailing 0.5%
Aramark Services, Inc.	3.250		02-24-21	17,686,570	17,598,138
Financials 0.6%					21,272,261
Real estate investment trusts 0.6%
Crown Castle Operating Company	3.000		01-31-21	21,355,312	21,272,261
Health care 1.0%					35,742,401
Pharmaceuticals 1.0%
Grifols Worldwide Operations USA, Inc.	3.198		02-27-21	13,353,326	13,324,123
Mallinckrodt International Finance SA	3.250		03-19-21	22,573,470	22,418,278
Industrials 0.8%					27,852,005
Aerospace and defense 0.6%
B/E Aerospace, Inc.	4.000		12-16-21	20,386,691	20,469,522
Construction and engineering 0.2%
AECOM	3.750		10-15-21	7,384,787	7,382,483
Capital preferred securities 1.5%					$54,561,006
(Cost $52,313,154)
Financials 1.5%					54,561,006
Banks 1.5%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		09-04-15	15,810,000	12,152,040
USB Capital IX (P)(Q)	3.500		09-21-15	22,163,000	18,035,141
Wachovia Capital Trust III (P)(Q)	5.570		09-21-15	24,745,000	24,373,825
Municipal bonds 0.8%					$27,066,843
(Cost $27,070,000)
Kansas Development Finance Authority	3.491		04-15-23	6,445,000	6,458,083
Kansas Development Finance Authority	3.641		04-15-24	7,155,000	7,160,581
Port of Morrow (Oregon)	3.097		09-01-23	13,470,000	13,448,179
Collateralized mortgage obligations 6.4%					$227,178,495
(Cost $221,194,341)
Commercial and residential 5.7%					200,075,208
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.683		04-25-35	3,321,565	3,303,001
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.819		12-25-46	23,505,804	2,362,286
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	2,040,000	1,992,633
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.716		04-14-33	5,220,000	4,534,264
Banc of America Commercial Mortgage Trust Series 2006-4, Class AM	5.675		07-10-46	5,850,000	6,051,562
Banc of America Commercial Mortgage Trust, Inc. Series 2006-5, Class AM	5.448		09-10-47	3,610,000	3,724,870
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.904		01-25-35	3,418,672	3,387,216
Series 2005-2, Class A1 (P)	2.680		03-25-35	2,450,863	2,460,414
Series 2005-5, Class A2 (P)	2.260		08-25-35	4,256,006	4,274,098
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.899		01-25-35	1,876,638	1,821,264

SEE NOTES TO FUND'S INVESTMENTS9

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-7, Class 1A1 (P)	2.811		08-25-34	3,902,722	$3,971,937
Series 2004-8, Class 1A (P)	0.899		09-25-34	526,378	510,662
Series 2005-7, Class 11A1 (P)	0.739		08-25-35	3,033,047	2,891,361
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	4.058		03-10-33	4,767,000	4,418,842
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.665		02-25-37	1,775,814	1,780,606
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP (S)	3.898		03-10-31	8,550,000	8,449,794
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.348		04-15-27	6,205,000	6,158,345
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.970		09-19-44	22,170,200	1,316,427
Series 2005-AR2, Class X2 IO	2.527		03-19-45	40,887,652	3,782,108
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-19	6,035,000	5,874,692
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	6.014		07-10-38	4,012,000	4,117,604
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.139		05-19-35	15,291,307	1,123,254
Series 2005-9, Class 2A1C (P)	0.652		06-20-35	5,844,968	5,366,996
Series 2005-8, Class 1X IO	2.064		09-19-35	11,694,896	661,884
Series 2007-3, Class ES IO (S)	0.350		05-19-47	32,894,587	546,050
Series 2007-4, Class ES IO	0.350		07-19-47	34,154,372	529,393
Series 2007-6, Class ES IO (S)	0.342		08-19-37	26,445,468	351,725
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.941		11-05-30	4,405,029	4,400,373
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	5,845,000	5,869,093
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.096		10-25-36	42,689,797	3,894,612
Series 2005-AR18, Class 2X IO	1.774		10-25-36	43,301,632	1,771,816
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.095		04-15-45	875,000	900,545
Series 2014-FBLU, Class D (P) (S)	2.788		12-15-28	4,325,000	4,326,401
Series 2014-INN, Class F (P) (S)	4.198		06-15-29	4,660,000	4,584,242
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (P)	2.755		07-25-35	3,981,111	3,984,837
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	8,770,000	9,088,447
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.165		12-25-34	1,483,270	1,488,635
Series 2005-2, Class 1A (P)	1.673		10-25-35	6,094,735	5,910,491
Series 2005-A2, Class A2 (P)	2.516		02-25-35	2,657,407	2,668,921
Series 2006-3, Class 2A1 (P)	2.330		10-25-36	1,898,179	1,858,963
Series 2007-1, Class 2A1 (P)	2.488		01-25-37	11,379,805	11,145,825
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.480		01-12-44	7,010,000	7,047,363
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414		07-12-46	2,691,964	2,761,393
Morgan Stanley Capital I Trust Series 2007-IQ13, Class A4	5.364		03-15-44	8,460,000	8,803,535
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.462		10-25-34	2,151,961	2,128,937
Series 2004-9, Class 1A (P)	5.567		11-25-34	2,231,631	2,307,165

10SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.509		11-25-35	2,879,546	$2,704,047
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.534		01-05-35	6,695,000	5,800,079
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.467		12-25-33	2,409,050	2,369,860
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.390		01-25-35	4,546,921	4,567,532
Series 2005-AR19, Class A1A2 (P)	0.489		12-25-45	3,918,513	3,598,477
Series 2005-AR6, Class 2A1A (P)	0.429		04-25-45	3,859,927	3,644,779
Series 2005-AR8, Class 2AB2 (P)	0.619		07-25-45	4,170,589	3,862,691
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.616		12-25-34	2,823,511	2,822,861
U.S. Government Agency 0.7%					27,103,287
Federal Home Loan Mortgage Corp. Series 2015-DNA1, Class M2 (P)	2.049		10-25-27	6,280,000	6,243,959
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	10,727,004	1,541,226
Series 2013-46, Class MI IO	3.500		05-25-43	47,098,053	6,911,734
Series 2014-C02, Class 1M1 (P)	1.149		05-25-24	4,981,761	4,947,685
Series 402, Class 3 IO	4.000		11-25-39	2,583,930	470,181
Series 402, Class 4 IO	4.000		10-25-39	3,911,176	645,305
Series 402, Class 7 IO	4.500		11-25-39	5,125,341	976,926
Series 406, Class 3 IO	4.000		01-25-41	5,972,071	1,062,903
Series 407, Class 4 IO	4.500		03-25-41	9,322,844	1,774,534
Series 407, Class 7 IO	5.000		03-25-41	7,808,948	1,660,356
Series 407, Class 8 IO	5.000		03-25-41	3,968,917	868,478
Asset backed securities 3.1%					$108,153,206
(Cost $107,982,259)
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	17,573,000	17,891,722
Capital One Multi-Asset Execution Trust
Series 2014-A2, Class A2	1.260		01-15-20	5,815,000	5,832,724
Series 2014-A5, Class A	1.480		07-15-20	2,297,000	2,309,528
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160		06-17-19	3,830,000	3,828,116
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	13,145,831	13,440,784
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	22,467,100	22,470,223
Discover Card Master Trust Series 2007-A1, Class A1	5.650		03-16-20	3,178,000	3,462,091
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.569		10-25-35	10,425,462	9,992,962
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.699		06-25-33	1,750,741	1,686,233
Honda Auto Receivables Owner Trust Series 2014-1, Class A3	0.670		11-21-17	1,312,000	1,309,499
Nissan Auto Receivables 2015-A Owner Trust Series 2015-A, Class A3	1.050		10-15-19	2,835,000	2,825,038
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	5,618,692	5,888,979
Toyota Auto Receivables 2014-B Owner Trust Series 2014-B, Class A3	0.760		03-15-18	2,515,000	2,511,414

SEE NOTES TO FUND'S INVESTMENTS11

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3	0.950		04-22-19	2,120,000	$2,108,560
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	12,615,000	12,595,333
				Shares	Value
Common stocks 0.0%					$13,888
(Cost $3,539,176)
Consumer discretionary 0.0%					13,888
Media 0.0%
Cumulus Media, Inc., Class A (I)				9,712	13,888
Vertis Holdings, Inc. (I)				300,118	0
Preferred securities 6.1%					$214,766,177
(Cost $209,031,533)
Consumer staples 0.7%					25,072,050
Food products 0.7%
	Post Holdings, Inc., 5.250%			123,445	15,146,702
	Tyson Foods, Inc., 4.750%			192,875	9,925,348
Financials 3.7%					129,852,208
Banks 2.6%
	First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)			429,350	11,364,895
	First Tennessee Bank NA, 3.750% (S)			18,420	13,096,045
	M&T Bank Corp., Series A, 6.375%			7,985	8,064,850
	M&T Bank Corp., Series C, 6.375%			495	494,515
	Regions Financial Corp., 6.375%			322,420	8,205,589
	Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)			333,527	9,222,022
	U.S. Bancorp, 3.500%			8,280	6,499,800
	U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)			385,125	11,033,831
	Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			290,130	7,427,328
	Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)			398,607	10,993,581
	Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			154,580	4,312,782
Diversified financial services 0.1%
	GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			110,861	2,830,281
Insurance 0.4%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)			487,325	15,160,681
Real estate investment trusts 0.6%
	Crown Castle International Corp., 4.500%			102,360	10,685,360
	Weyerhaeuser Company, 6.375%			213,265	10,460,648
Industrials 0.1%					3,231,270
Machinery 0.1%
	Stanley Black & Decker, Inc., 6.250%			27,875	3,231,270
Utilities 1.6%					56,610,649
Electric utilities 0.7%
	Exelon Corp., 6.500%			217,904	9,868,872
	NextEra Energy, Inc., 5.799%			285,535	15,635,897
Multi-utilities 0.9%
	Dominion Resources, Inc., 6.000%			291,580	16,401,375
	Dominion Resources, Inc., 6.375%			290,316	14,704,505

12SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$23,144
(Cost $142)
Consumer discretionary 0.0%					23,144
Lear Corp., Series B (I)	8.750		12-01-16	2,645,000	23,144
				Par value	Value
Short-term investments 9.3%					$327,823,000
(Cost $327,823,000)
Repurchase agreement 9.3%					327,823,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $327,824,002 on 9-1-15, collateralized by $231,891,679 U.S. Treasury Inflation Indexed Notes, 0.250% - 2.375% due 1-15-17 to 1-15-25 (valued at $256,405,871, including interest), and by $71,794,300 U.S. Treasury Inflation Indexed Bonds, 1.375% due 2-15-44 (valued at $77,974,644, including interest)				327,823,000	327,823,000
Total investments (Cost $3,636,773,096)† 99.5%					$3,503,183,561
Other assets and liabilities, net 0.5%					$16,916,039
Total net assets 100.0%					$3,520,099,600

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Key to Security Abbreviation and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $536,930,467 or 15.3% of the fund's net assets as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $3,655,714,360. Net unrealized depreciation aggregated $152,530,799, of which $63,160,567 related to appreciated investment securities and $215,691,366 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,593,433,240	—	$1,593,433,240	—
Convertible bonds	17,445,060	—	17,445,060	—
Foreign government obligations	792,941,608	—	792,941,608	—
Term loans	139,777,894	—	139,777,894	—
Capital preferred securities	54,561,006	—	54,561,006	—
Municipal bonds	27,066,843	—	27,066,843	—
Collateralized mortgage obligations	227,178,495	—	227,178,495	—
Asset backed securities	108,153,206	—	108,153,206	—
Common stocks	13,888	$13,888	—	—
Preferred securities	214,766,177	186,523,430	28,242,747	—
Escrow certificates	23,144	—	—	$23,144
Short-term investments	327,823,000	—	327,823,000	—
Total investments in securities	$3,503,183,561	$186,537,318	$3,316,623,099	$23,144
Other financial instruments:
Futures	$668,957	$668,957	—	—
Forward foreign currency contracts	16,967,809	—	$16,967,809	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

14

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2015, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at August 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	414	Short	Dec 2015	($64,683,707)	($64,014,750)	$668,957

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	2,429,668	USD	1,790,665	Citibank N.A.	9/30/2015	—	($64,063)	($64,063)
CAD	21,374,850	EUR	15,000,000	Toronto Dominion Bank	9/30/2015	—	(593,219)	(593,219)
CAD	13,850,000	SGD	14,593,537	Bank of Nova Scotia	9/30/2015	$198,865	—	198,865
CAD	30,480,177	USD	23,325,000	Bank of Montreal	9/30/2015	—	(158,628)	(158,628)
EUR	10,000,000	CAD	14,776,200	Goldman Sachs Bank USA	9/30/2015	—	(4,534)	(4,534)
EUR	18,500,000	SGD	29,379,147	Standard Chartered Bank	9/30/2015	—	(23,266)	(23,266)
SGD	42,915,068	CAD	40,175,000	Bank of New York	9/30/2015	—	(164,073)	(164,073)
SGD	29,425,772	CAD	27,825,000	Royal Bank of Canada	9/30/2015	—	(323,810)	(323,810)
SGD	21,838,712	USD	15,680,000	Bank of Montreal	9/30/2015	—	(224,831)	(224,831)
SGD	39,581,703	USD	28,350,000	State Street Bank and Trust Company	9/30/2015	—	(338,187)	(338,187)
USD	204,624,467	AUD	279,304,061	Australia and New Zealand Banking Group	9/30/2015	6,141,775	—	6,141,775

15

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	12,981,473	AUD	17,880,817	National Australia Bank Limited	9/30/2015	274,774	—	274,774
USD	41,850,000	CAD	54,971,775	Bank of Nova Scotia	9/30/2015	68,859	—	68,859
USD	14,874,323	CAD	19,680,217	HSBC Bank USA	9/30/2015	—	(83,570)	(83,570)
USD	88,958,475	CAD	116,032,187	Royal Bank of Canada	9/30/2015	768,541	—	768,541
USD	88,979,009	CAD	116,032,187	Toronto Dominion Bank	9/30/2015	789,075	—	789,075
USD	59,651,192	EUR	54,755,000	Deutsche Bank AG London	9/30/2015	—	(1,817,183)	(1,817,183)
USD	19,195,553	GBP	12,312,102	HSBC Bank USA	9/30/2015	305,627	—	305,627
USD	62,472,293	NOK	511,152,985	Goldman Sachs Bank USA	9/30/2015	716,407	—	716,407
USD	5,183,644	NOK	43,014,705	HSBC Bank USA	9/30/2015	—	(13,257)	(13,257)
USD	3,236,322	NOK	26,499,378	UBS AG	9/30/2015	34,751	—	34,751
USD	20,478,496	NZD	31,848,361	Australia and New Zealand Banking Group	9/30/2015	338,155	—	338,155
USD	197,174,185	NZD	301,011,996	Bank of Nova Scotia	9/30/2015	6,819,511	—	6,819,511
USD	58,031,491	SEK	500,231,452	Citibank N.A.	9/30/2015	—	(1,092,852)	(1,092,852)
USD	6,551,384	SEK	56,538,445	Goldman Sachs Bank USA	9/30/2015	—	(131,119)	(131,119)
USD	3,398,878	SEK	28,811,235	HSBC Bank USA	9/30/2015	—	(6,436)	(6,436)
USD	165,488,390	SGD	226,367,432	HSBC Bank USA	9/30/2015	5,289,062	—	5,289,062
USD	16,228,354	SGD	22,561,832	State Street Bank and Trust Company	9/30/2015	261,435	—	261,435
						$22,006,837	($5,039,028)	$16,967,809

Currency abbreviations
AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar
NOK	Norwegian Krone

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q1	08/15
This report is for the information of the shareholders of John Hancock Income Fund.		10/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:

/s/ Andrew Arnott

________________________

Andrew Arnott

President

Date:    October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

________________________

Andrew Arnott

President

Date:   October 23, 2015

By:

/s/ Charles A. Rizzo

________________________

Charles A. Rizzo

Chief Financial Officer

Date:    October 23, 2015